Leases - Schedule of right-of-use assets and lease liabilities (Details) - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Leases [Abstract]
Acquired	$ 476,956		$ 3,955,533
Amortization	(108,375)	$ (3,617)	(192,796)	$ 0
Impact of modification			51,177
Translation	17,937		127,926
Balance, November 30, 2021	4,292,484		3,941,840	0
Lease liability, Acquired	471,926		4,109,681
Interest lease expense	61,575		202,844
Lease payments	(132,402)	$ 0	(269,954)	0
Translation	18,777		137,117
Lease liability endding balance	4,562,010		4,179,688
Acquired current			267,131
Lease liability, current	338,226		245,257	0
Acquired noncurrent			3,842,550
Lease liability, Long-term	$ 4,223,784		$ 3,934,431	$ 0